Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Construction in progress	$ 524,199
Estimated useful life	5 years
Depreciation expense	$ 50,585	$ 33,134